Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II Valuation and Qualifying Accounts

Schedule II.

Valuation and Qualifying Accounts

(dollars in millions)	Beginning of Period	Charge (Benefit) to Expenses	To (from) Other Accounts	Deductions/ (Additions)	End of Period

Allowance for Doubtful Accounts
2012	$—	$0.1	$—	$(0.2)	$0.3
2011	$0.2	$0.2	$—	$0.4	$—
2010	$0.2	$—	$—	$—	$0.2
Deferred Tax
Valuation Allowance
2012	$0.3	$1.6	$—	$—	$1.9
2011	$0.1	$0.2	$—	$—	$0.3
2010	$0.1	$—	$—	$—	$0.1

Prior to October 1, 2012, CyrusOne sold most of its receivables to an affiliated entity at a discount of 2.5% of the face value. Proceeds from the sale of these assets were settled through CBI’s centralized cash management system. Effective October 1, 2012, we terminated its participation in this program.